Recurring Fair Value Measurements - Additional Information (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
Derivative Instrument Detail [Abstract]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net	$ 0